Form N-CSR Cover	6 Months Ended
Aug. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin California Tax Free Income Fund
Entity Central Index Key	0000225375
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025